Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Operating activities
Profit before income tax	RM 32,595,442	$ 7,102,486	RM 13,723,995	RM 27,058,298
Adjustments for:
Allowance for expected credit losses on trade receivables	756,973	164,943	342,427	1,415,211
Allowance for expected credit losses on loan receivables	272,225	59,317
Impairment of goodwill on consolidation				282,963
Bad debt written off	814,189	177,410		123,502
Share-based compensation awards	4,451,733	970,024
Preliminary expense written off				10,400
Property and equipment written off			12
Depreciation of property and equipment	318,108	69,315	229,568	55,232
Depreciation of right-of-use assets	424,837	92,571	238,048
Gain on disposal of financial assets, at fair value through profit and loss			(1,542,200)
Gain on disposal of property and equipment			(6,501)
Loss on disposal of property and equipment			29,267
Interest expense	90,804	19,787	50,328	106,473
Interest income	(7,323)	(1,596)	(49)	(1,571)
Operating cash flows before movements in working capital	39,716,988	8,654,257	13,064,895	29,050,508
Trade and other receivables	(14,315,073)	(3,119,228)	(14,315,976)	(5,729,429)
Loan receivables	(36,848,761)	(8,029,277)
Trade and other payables	17,576,059	3,829,793	695,175	4,453,808
Contract liabilities			(500,000)
Deferred revenue			(310,321)
Cash generated from/(used in) operations	6,129,213	1,335,545	(1,366,227)	27,774,887
Income tax (paid)/refund	(845,884)	(184,317)	23,009	(56,646)
Net cash from/(used in) operating activities	5,283,329	1,151,228	(1,343,218)	27,718,241
Investing activities
Acquisition of property and equipment	(1,991,399)	(433,922)	(1,668,951)	(105,458)
Proceeds from disposal of property and equipment			17,558
Acquisition of intangible assets	(111,594)	(24,316)
Interest received	7,323	1,596	49	1,571
Acquisition of financial assets, at fair value through other comprehensive income	(43,571,001)	(9,494,041)		(6,398,987)
Proceeds from disposal of financial assets, at fair value through other comprehensive income	27,423,012	5,975,424
Proceeds from disposal of financial assets, at fair value through profit and loss			2,789,250
Purchase of financial assets, at fair value through profit and loss			(10,211)	(1,309,134)
Acquisition of subsidiaries				255,900
Net cash (used in)/from investing activities	(18,243,659)	(3,975,259)	1,127,695	(7,556,108)
Financing activities
Proceeds from issuance of shares			12,907,427
Repayment of other borrowings	(49,699)	(10,829)	(18,909)	600,000
Proceeds from bank borrowings				300,000
Repayment of bank borrowings	(120,575)	(26,273)	(99,210)	(18,361)
Interest paid	(90,804)	(19,787)	(50,328)	(37,865)
Proceeds from initial public offering	17,457,899	3,804,044
Payment for deferred initial public expense	(456,797)	(99,535)	(577,422)
Repayment of operating leases	(375,712)	(81,867)	(207,232)
Repayment for advances from related parties	(2,286,287)	(498,178)	(10,865,755)	(18,343,816)
Dividend paid	(476,411)	(103,809)
Contribution from non-controlling interests				30,060
Net cash (used in)/from financing activities	13,601,614	2,963,766	1,088,571	(17,469,982)
Net increase in cash and cash equivalents	641,284	139,735	873,048	2,692,151
Cash and bank balances at beginning of year	3,995,995	870,720	3,122,947	430,796
Cash and bank balances at end of year	4,637,279	1,010,455	3,995,995	3,122,947
NON-CASH FINANCING ACTIVITIES:
Constructive dividends paid			RM 6,909,000	RM 37,000,000